FAIR VALUE MEASUREMENTS (Details Narrative)	Jun. 30, 2024 $ / shares	Jun. 30, 2024 GBP (£)	May 08, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 GBP (£)	Dec. 18, 2023 $ / shares	Aug. 30, 2023 $ / shares	Apr. 03, 2023 $ / shares
Cash and cash equivalents | £		£ 1,004,329			£ 2,462,609
Fair value of warrant								$ 1,000
Series A Warrants [Member]
Fair value of warrant	$ 0.15			$ 3.70
Series B Warrants [Member]
Fair value of warrant	0.00			0.20
Series A-B Placement Agent Warrants [Member]
Fair value of warrant	0.11			3.10
Series C Placement Agent Warrants [Member]
Fair value of warrant	$ 0.40			$ 6.90
Series D Warrants [Member]
Fair value of warrant							$ 8.46
Series E Warrants [Member]
Fair value of warrant						$ 1.97
Series F Warrants [Member]
Fair value of warrant			$ 1.045